Consolidated Statements of Shareholders' Equity (Deficit) / Members' Equity (Deficit) and Temporary Equity - USD ($) $ in Thousands		Total	Wordsworth [Member]	Glenn Willis [Member]	Honda Jet [Member]	Activity Prior to the Merger		Revised	Effects of the Merger	Activity Subsequent to the Merger	Previously Reported	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Common Class A	Common Class B	Total flyExclusive stockholders’ equity (deficit)	Total flyExclusive stockholders’ equity (deficit) Wordsworth [Member]	Total flyExclusive stockholders’ equity (deficit) Glenn Willis [Member]	Total flyExclusive stockholders’ equity (deficit) Activity Prior to the Merger		Total flyExclusive stockholders’ equity (deficit) Revised	Total flyExclusive stockholders’ equity (deficit) Effects of the Merger	Total flyExclusive stockholders’ equity (deficit) Activity Subsequent to the Merger	Total flyExclusive stockholders’ equity (deficit) Previously Reported	Total flyExclusive stockholders’ equity (deficit) Series A Preferred Stock [Member]	Total flyExclusive stockholders’ equity (deficit) Series B Preferred Stock [Member]	Common Stock Common Class A	Common Stock Common Class A Effects of the Merger	Common Stock Common Class A Previously Reported	Common Stock Common Class B	Common Stock Common Class B Effects of the Merger	Common Stock Common Class B Previously Reported	LGM Enterprises, LLC members' deficit	LGM Enterprises, LLC members' deficit Activity Prior to the Merger		LGM Enterprises, LLC members' deficit Effects of the Merger	Additional paid-in capital	Additional paid-in capital Wordsworth [Member]	Additional paid-in capital Glenn Willis [Member]	Additional paid-in capital Effects of the Merger	Additional paid-in capital Activity Subsequent to the Merger	Additional paid-in capital Previously Reported	Additional paid-in capital Series B Preferred Stock [Member]	Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss) Activity Prior to the Merger	Accumulated other comprehensive income (loss) Activity Subsequent to the Merger	Accumulated other comprehensive income (loss) Previously Reported	Accumulated deficit	Accumulated deficit Effects of the Merger	Accumulated deficit Activity Subsequent to the Merger	Accumulated deficit Previously Reported	Accumulated deficit Series A Preferred Stock [Member]	Accumulated deficit Series B Preferred Stock [Member]	Noncontrolling Interests	Noncontrolling Interests Wordsworth [Member]	Noncontrolling Interests Glenn Willis [Member]	Noncontrolling Interests Honda Jet [Member]	Noncontrolling Interests Activity Prior to the Merger		Noncontrolling Interests Activity Subsequent to the Merger	Noncontrolling Interests Previously Reported
Beginning balance at Dec. 31, 2022		$ 0
Ending balance at Dec. 27, 2023		(42,431)
Beginning balance at Dec. 31, 2022		47,417														$ (5,117)																	$ (4,641)											$ (476)										$ 52,534
Permanent Equity
Contributions from non controlling interests						$ 13,500													$ 3,959															$ 3,959																								$ 9,541
Distributions to non controlling interests						(61,630)													(40,251)															(40,251)																								(21,379)
Non-cash contributions from members						0
Non-cash distributions to members						0
Aircraft trades						0													7,319															7,319																								(7,319)
Unrealized gains on available-for-sale securities						156													156																										$ 156
Net income (loss)		(56,025)				$ (56,025)	[1]												$ (47,134)	[1]														$ (47,134)	[1]																							$ (8,891)	[1]
Beginning balance at Dec. 31, 2022		0
Temporary Equity
Merger, net of redemptions and transaction costs									$ (42,431)
Accretion of Redeemable non controlling interest to redemption amount		5,826								$ 5,826
Net Income (loss)	[1]									1,080
Ending balance at Dec. 31, 2023		(35,525)
Temporary equity, ending balance at Dec. 31, 2023												$ 0	$ 0
Beginning balance at Dec. 31, 2022		47,417														(5,117)																	$ (4,641)											(476)										52,534
Permanent Equity
Issuance of stock (in shares)																												7,027,255			60,000,000
Excise tax payable		(1,032)								(1,032)													$ (1,032)																		$ (1,032)
Unrealized gains on available-for-sale securities		407								251													251																							$ 251
Net income (loss)		(54,738)
Issuance of stock									37,452													$ 37,452						$ 1			$ 6					$ 80,748				$ 37,452									$ 80,755
Issuance of class A common stock upon conversion of bridge notes (in shares)																												9,550,274
Issuance of Class A common stock upon conversion of Bridge Notes									95,503													95,503						$ 1												95,502
Redemption of LGM Common Units (triggering cancellation of Class B common stock) for Class A common stock and immediate transfer of Class A common stock to third party pursuant to Non-Redemption Agreement (in shares)																												70,000			(70,000)
Stock-based compensation									882													882																		882
Equity-classified obligation to issue shares pursuant to Amended Underwriting Agreement									3,324													3,324																		3,324
Reduction to equity resulting from equity-classified obligation to issue shares pursuant to Amended Underwriting Agreement being deemed an offering cost									$ (3,324)													$ (3,324)																		$ (3,324)
Change in redemption value of redeemable noncontrolling interest										(5,826)													(5,826)																		$ (5,826)
Net Income (loss)	[1]									$ 207													$ 299																											$ 299										$ (92)
Ending balance (in shares) at Dec. 31, 2023														16,647,529	59,930,000												16,647,529			59,930,000
Ending balance at Dec. 31, 2023		70,855														46,461											$ 2			$ 6							$ 126,978							(69)				$ (80,456)						24,394
Beginning balance at Dec. 27, 2023		(42,431)
Ending balance at Dec. 31, 2023		(35,525)
Temporary equity, ending balance at Dec. 31, 2023												0	0
Permanent Equity
Net income (loss)		1,287
Ending balance (in shares) at Dec. 31, 2023														16,647,529	59,930,000												16,647,529			59,930,000
Ending balance at Dec. 31, 2023		70,855														46,461											$ 2			$ 6							126,978							(69)				(80,456)						24,394
Temporary Equity
Temporary equity, issuance of stock												20,361
Accretion of Redeemable non controlling interest to redemption amount		192,364
Dividends payable on temporary equity												(188)
Amortization of discount on temporary equity												97
Net Income (loss)		(21,699)
Ending balance at Mar. 31, 2024		135,140
Temporary equity, ending balance at Mar. 31, 2024												20,646
Permanent Equity
Contributions from non controlling interests		157																																																				157
Distributions to non controlling interests		(2,455)																																																				(2,455)
Acquisitions of non controlling interests		(3,418)														(1,984)																					(1,984)																	(1,434)
Unrealized gains on available-for-sale securities		(169)														(169)																												(169)
Issuance of Class A common stock upon cashless exercise of warrants (in shares)																											967,045
Issuance of Class A common stock upon cashless exercise of warrants		4,302														4,302																					4,302
Dividends payable on temporary equity												(188)													$ (188)																											$ 188
Amortization of discount on temporary equity												(97)													97																											97
Issuance of class A common stock upon conversion of bridge notes (in shares)																											277,447
Issuance of Class A common stock upon conversion of Bridge Notes		371														371																					371
Change in redemption value of redeemable noncontrolling interest		(192,364)														(192,364)																					(129,667)											(62,697)
Net Income (loss)		(11,291)														(5,841)																																(5,841)						(5,450)
Ending balance (in shares) at Mar. 31, 2024																											17,892,021			59,930,000
Ending balance at Mar. 31, 2024		(134,297)														(149,509)											$ 2			$ 6														(238)				(149,279)						15,212
Beginning balance at Dec. 31, 2023		(35,525)
Temporary equity, beginning balance at Dec. 31, 2023												0	0
Temporary Equity
Accretion of Redeemable non controlling interest to redemption amount		231,273
Ending balance at Sep. 30, 2024		135,033
Temporary equity, ending balance at Sep. 30, 2024												22,618	14,024
Beginning balance (in shares) at Dec. 31, 2023														16,647,529	59,930,000												16,647,529			59,930,000
Beginning balance at Dec. 31, 2023		70,855														46,461											$ 2			$ 6							126,978							(69)				(80,456)						24,394
Permanent Equity
Unrealized gains on available-for-sale securities		179
Net income (loss)		(84,980)
Ending balance (in shares) at Sep. 30, 2024																											18,199,586			59,930,000
Ending balance at Sep. 30, 2024		(180,705)									$ (180,705)					(191,069)											$ 2		$ 2	$ 6		$ 6										$ 9,453		109			$ 109	(191,186)						10,364							$ 11,315
Beginning balance at Dec. 31, 2023		(35,525)
Temporary equity, beginning balance at Dec. 31, 2023												0	0
Temporary Equity
Accretion of Redeemable non controlling interest to redemption amount		268,423
Temporary equity, issuance of stock												20,540	13,526
Dividends payable on temporary equity												2,097	1,233
Amortization of discount on temporary equity												1,162	314
Net Income (loss)		(73,384)
Ending balance at Dec. 31, 2024		159,514
Temporary equity, ending balance at Dec. 31, 2024												23,799	15,073
Beginning balance (in shares) at Dec. 31, 2023														16,647,529	59,930,000												16,647,529			59,930,000
Beginning balance at Dec. 31, 2023		70,855														46,461											$ 2			$ 6							126,978							(69)				(80,456)						24,394
Permanent Equity
Contributions from non controlling interests		6,484																																																				6,484
Distributions to non controlling interests		(20,889)																																																				(20,889)
Issuance of stock (in shares)																											300,000
Excise tax payable		(156)
Unrealized gains on available-for-sale securities		13														13																												13
Net income (loss)		(101,495)
Issuance of stock													10,603													$ 10,603																	$ 10,603
Issuance of Class A common stock upon cashless exercise of warrants (in shares)																											974,610
Issuance of Class A common stock upon cashless exercise of warrants		4,337														4,337																					4,337
Acquisitions of non controlling interests			$ 0	$ (3,418)													$ (1,129)	$ (855)																				$ (1,129)	$ (855)																$ 1,129	$ (2,563)
Acquisitions of non controlling interests		3,205			$ 18,969											261																					256											5						2,944			$ 18,969
Dividends payable on temporary equity												(2,097)	(1,233)												(2,097)	(1,233)																										(2,097)	$ (1,233)
Amortization of discount on temporary equity												(1,162)	(314)												(1,162)	(314)																	(314)									(1,162)
Issuance of class A common stock upon conversion of bridge notes (in shares)																											277,447
Issuance of Class A common stock upon conversion of Bridge Notes		371														371																					371
Stock-based compensation		753														753																					753
Change in redemption value of redeemable noncontrolling interest		(268,424)														(268,424)																					(141,000)											(127,424)
Net Income (loss)		(28,111)														(21,074)																																21,074						(7,037)
Ending balance (in shares) at Dec. 31, 2024														18,199,586	59,930,000												18,199,586			59,930,000
Ending balance at Dec. 31, 2024		(210,058)						$ (210,058)			(210,058)										$ (233,489)			$ (234,607)			$ 2			$ 6							0							(56)				(233,441)			$ 233,441			23,431							23,431
Beginning balance at Mar. 31, 2024		135,140
Temporary equity, beginning balance at Mar. 31, 2024												20,646
Temporary Equity
Accretion of Redeemable non controlling interest to redemption amount		(5,657)
Dividends payable on temporary equity												(631)
Amortization of discount on temporary equity												341
Net Income (loss)		(20,501)
Ending balance at Jun. 30, 2024		108,982
Temporary equity, ending balance at Jun. 30, 2024												21,618
Beginning balance (in shares) at Mar. 31, 2024																											17,892,021			59,930,000
Beginning balance at Mar. 31, 2024		(134,297)														(149,509)											$ 2			$ 6														(238)				(149,279)						15,212
Permanent Equity
Contributions from non controlling interests		103																																																				103
Distributions to non controlling interests		(3,734)																																																				(3,734)
Acquisitions of non controlling interests		3,205														261																					256											5						2,944
Unrealized gains on available-for-sale securities		(24)														(24)																												(24)
Issuance of Class A common stock upon cashless exercise of warrants (in shares)																											7,565
Issuance of Class A common stock upon cashless exercise of warrants		35														35																					35
Dividends payable on temporary equity												(631)													(631)																											631
Amortization of discount on temporary equity												(341)													341																											341
Change in redemption value of redeemable noncontrolling interest		5,657														5,657																					5,657
Net Income (loss)		(7,353)														(5,153)																																(5,153)						(2,200)
Ending balance (in shares) at Jun. 30, 2024																											17,899,586			59,930,000
Ending balance at Jun. 30, 2024		(137,380)									(137,380)					(149,705)											$ 2		2	$ 6		6					5,948							(262)			(262)	(155,399)						12,325							12,325
Temporary Equity
Temporary equity, issuance of stock													13,526
Accretion of Redeemable non controlling interest to redemption amount		44,566
Dividends payable on temporary equity												(827)	(451)
Amortization of discount on temporary equity												173	47
Net Income (loss)		(18,515)
Ending balance at Sep. 30, 2024		135,033
Temporary equity, ending balance at Sep. 30, 2024												22,618	14,024
Permanent Equity
Contributions from non controlling interests		6,068																																																				6,068
Distributions to non controlling interests		(8,682)																																																				(8,682)
Unrealized gains on available-for-sale securities		371														371																												371
Net income (loss)		(24,136)
Issuance of stock		10,603														10,603																					10,603
Issuance of Class A common stock upon cashless exercise of warrants (in shares)																											300,000
Dividends payable on temporary equity												(827)	(451)												(827)	(451)																										827	451
Amortization of discount on temporary equity												(173)	(47)												173	47																	(47)									173
Change in redemption value of redeemable noncontrolling interest		(44,566)														(44,566)																					(16,504)											(28,062)
Net Income (loss)		(5,621)														(6,274)																																(6,274)						653
Ending balance (in shares) at Sep. 30, 2024																											18,199,586			59,930,000
Ending balance at Sep. 30, 2024		(180,705)									(180,705)					(191,069)											$ 2		2	$ 6		6										9,453		109			109	(191,186)						10,364							11,315
Beginning balance at Dec. 31, 2024		159,514
Temporary equity, beginning balance at Dec. 31, 2024												23,799	15,073
Temporary Equity
Temporary equity, issuance of stock													3,963
Accretion of Redeemable non controlling interest to redemption amount		50,068
Dividends payable on temporary equity												(662)	(992)
Amortization of discount on temporary equity												345	190
Net Income (loss)		(17,558)
Ending balance at Mar. 31, 2025		192,024
Temporary equity, ending balance at Mar. 31, 2025												24,806	20,218
Beginning balance (in shares) at Dec. 31, 2024														18,199,586	59,930,000												18,199,586			59,930,000
Beginning balance at Dec. 31, 2024		(210,058)						(210,058)			(210,058)										(233,489)			(234,607)			$ 2			$ 6							0							(56)				(233,441)			233,441			23,431							23,431
Permanent Equity
Contributions from non controlling interests		71																																																				71
Distributions to non controlling interests		(9,636)																																																				9,636
Unrealized gains on available-for-sale securities		54														54																												54
Issuance of Class A common stock pursuant to Securities Purchase Agreement (in shares)																											2,000,000
Issuance of Class A common stock pursuant to Securities Purchase Agreement		5,800														5,800																					5,800
Issuance of stock		4,426														4,426																					4,426
Dividends payable on temporary equity												(662)	(992)												662	(992)																										662	992
Amortization of discount on temporary equity												(345)	(190)												345	190																	190									345
Stock-based compensation		1,064														1,064																					1,064
Change in redemption value of redeemable noncontrolling interest		(50,068)														(50,068)																					(11,100)											(38,968)
Net Income (loss)		(5,489)														(5,449)																																(5,449)						(40)
Ending balance (in shares) at Mar. 31, 2025																											20,199,586			59,930,000
Ending balance at Mar. 31, 2025		(266,025)									(266,025)					(279,851)											$ 2		2	$ 6		6										19,552		(2)			(2)	(279,857)						13,826							15,437
Beginning balance at Dec. 31, 2024		159,514
Temporary equity, beginning balance at Dec. 31, 2024												23,799	15,073
Temporary Equity
Accretion of Redeemable non controlling interest to redemption amount		191,935
Amortization of discount on temporary equity												908
Ending balance at Sep. 30, 2025		306,062
Temporary equity, ending balance at Sep. 30, 2025												26,894	23,015
Beginning balance (in shares) at Dec. 31, 2024														18,199,586	59,930,000												18,199,586			59,930,000
Beginning balance at Dec. 31, 2024		(210,058)						$ (210,058)			(210,058)										$ (233,489)			$ (234,607)			$ 2			$ 6							0							(56)				(233,441)			$ 233,441			23,431							23,431
Permanent Equity
Unrealized gains on available-for-sale securities		0
Net income (loss)		(60,198)
Issuance of Class A common stock upon cashless exercise of warrants (in shares)																											967,045
Ending balance (in shares) at Sep. 30, 2025														20,199,586	59,930,000												20,199,586			59,930,000
Ending balance at Sep. 30, 2025		(434,683)														(434,216)											$ 2			$ 6																		(434,224)						(467)
Beginning balance at Mar. 31, 2025		192,024
Temporary equity, beginning balance at Mar. 31, 2025												24,806	20,218
Temporary Equity
Accretion of Redeemable non controlling interest to redemption amount		(24,839)
Dividends payable on temporary equity												(758)	(1,305)
Dividends paid on Series B Preferred temporary equity													(360)
Amortization of discount on temporary equity												274	188
Net Income (loss)		(12,063)
Ending balance at Jun. 30, 2025		155,122
Temporary equity, ending balance at Jun. 30, 2025												25,838	21,351
Beginning balance (in shares) at Mar. 31, 2025																											20,199,586			59,930,000
Beginning balance at Mar. 31, 2025		(266,025)									$ (266,025)					(279,851)											$ 2		$ 2	$ 6		$ 6										$ 19,552		(2)			$ (2)	(279,857)						13,826							$ 15,437
Permanent Equity
Contributions from non controlling interests		1,354																																																				1,354
Distributions to non controlling interests		(9,431)																																																				9,431
Unrealized gains on available-for-sale securities		2														2																												$ 2
Dividends payable on temporary equity												(758)	(1,305)												(758)	1,305																										758	1,305
Amortization of discount on temporary equity												(274)	(188)												274	188																	188									274
Stock-based compensation		948														948																					948
Change in redemption value of redeemable noncontrolling interest		(24,839)														24,839																					24,839
Net Income (loss)		(4,066)														(4,764)																																(4,764)						698
Ending balance (in shares) at Jun. 30, 2025																											20,199,586			59,930,000
Ending balance at Jun. 30, 2025		(254,904)														(261,351)											$ 2			$ 6							25,599											(286,958)						6,447
Temporary Equity
Accretion of Redeemable non controlling interest to redemption amount		166,706
Dividends payable on temporary equity												(767)	(1,584)
Amortization of discount on temporary equity												289	80
Net Income (loss)		(15,766)
Ending balance at Sep. 30, 2025		306,062
Temporary equity, ending balance at Sep. 30, 2025												26,894	23,015
Permanent Equity
Contributions from non controlling interests		102																																																				102
Distributions to non controlling interests		(5,972)																																																				5,972
Unrealized gains on available-for-sale securities		0
Net income (loss)		(21,078)
Dividends payable on temporary equity												(767)	(1,584)												767	(1,584)																										767	$ 1,584
Amortization of discount on temporary equity												$ (289)	$ (80)												$ 289	$ 80																	$ 80									$ 289
Stock-based compensation		829														829																					829
Change in redemption value of redeemable noncontrolling interest		(166,706)														(166,706)																					$ (26,348)											(140,358)
Net Income (loss)		(5,312)														(4,268)																																(4,268)						(1,044)
Ending balance (in shares) at Sep. 30, 2025														20,199,586	59,930,000												20,199,586			59,930,000
Ending balance at Sep. 30, 2025		$ (434,683)														$ (434,216)											$ 2			$ 6																		$ (434,224)						$ (467)

[1]	The Merger occurred on December 27, 2023. As a result, net loss for the year ended December 31, 2023 was attributed to the pre-Merger period from January 1, 2023 through December 27, 2023 and to the post-Merger period from December 28, 2023 through December 31, 2023. During the pre-Merger period, net loss was attributable to LGM Enterprises, LLC and its noncontrolling interests. During the post-Merger period, net income was attributable to flyExclusive, Inc. and its noncontrolling interests and redeemable noncontrolling interest. Refer to the table below for the attribution of net income (loss) to controlling interests (LGM Enterprises, LLC for the pre-Merger period and flyExclusive, Inc. for the post-Merger period), noncontrolling interests, and redeemable noncontrolling interest during the pre-Merger and post-Merger periods.